Selected Balance Sheet Components (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 13, 2018	Nov. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Depreciation			$ 23,000	$ 13,000	$ 65,399	$ 37,923
Amortization expense of intangible assets			$ 2,000
Number of shares issued for acquired, shares			5,913,277
Aggregate of acquisition cost		$ 3,000,000
Estimated useful life			10 years
Agex Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense of intangible assets					131,000	$ 132,000
Value of common stock issued for acquisition					$ 4,300,000
Estimated useful life					10 years
Royalty percentage					1.00%
Asset Purchase Agreement [Member] | Agex Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses	$ 1,072,436
Number of shares issued for acquired, shares	2,274
Value of common stock issued for acquisition	$ 240,000
Aggregate of acquisition cost	$ 1,300,000